Balance Sheet Information Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Liabilities, Noncurrent [Abstract]
Employee compensation and benefits	$ 9,324	$ 9,340	$ 9,589
Long-term rent liability and deferred rent allowances	9,609	10,217	6,594
Liability for uncertain tax positions	1,622	1,614	1,788
Accrued financial instrument contracts	0	3,807	0
Other	4,247	3,727	4,128
Total	$ 24,802	$ 28,705	$ 22,099